Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Building
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	50 years
Information and communication equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years
Information and communication equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Office Furniture And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Office Furniture And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	1 year
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years